ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
Schedule Accrued interest payable to related parties
	December 31,	December 31,
Lender	2025	2024
Lifschultz Enterprise Company LLC	$72,256	$38,612
Totals	$72,256	$38,612